FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 12,990	$ 16,831	$ 5,297	$ 3,404
Total assets	81,391	47,290
Current liabilities:
Current maturities of long-term loans	2,757	3,092
Accounts payable and accruals:
Trade	5,567	5,918
Other	2	3
Non-current liabilities
Long-term loans, net of current maturities	0	2,740
Total liabilities	13,304	25,260
Dollar [Member]
Current assets:
Cash and cash equivalents	7,223	12,488
Short term bank deposits	44,145	5,756
Other receivables	0	0
Total assets	51,368	18,244
Current liabilities:
Current maturities of long-term loans	2,757	3,092
Accounts payable and accruals:
Trade	2,700	2,455
Other	108	154
Non-current liabilities
Long-term loans, net of current maturities	0	2,740
Total liabilities	5,565	8,441
Net asset value	45,803	9,803
NIS [Member]
Current assets:
Cash and cash equivalents	4,699	3,755
Short term bank deposits	0	0
Other receivables	142	141
Total assets	4,841	3,896
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	442	518
Other	1,119	1,286
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,561	1,804
Net asset value	3,280	2,092
GBP and other [Member]
Current assets:
Cash and cash equivalents	1,068	588
Short term bank deposits	0	0
Other receivables	0	0
Total assets	1,068	588
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	2,425	2,945
Other	0	0
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	2,425	2,945
Net asset value	$ (1,357)	$ (2,357)